OTHER FINANCIAL LIABILITIES - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 3,219,072,518	$ 2,566,789,182
Creditors for Purchases with Pending Settlement
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	25,240,645	33,611,229
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	214,963,948	264,051,994
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,912,717,609	1,504,813,962
Creditors for Purchase of Foreign Currency with Pending Settlement
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	5,845,422	73,522,165
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	24,645,773	20,389,346
Sundry Items subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	676,216,112	34,475,566
Sundry Items Not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	305,570,395	559,356,180
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	37,766,625	59,387,390
Financial Liabilities for Guarantees and Sureties Granted (Financial Collateral Contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	11,384,310	13,729,145
Cash and Cash Equivalents for Spot Purchases or Sales Pending Settlement
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	4,059,755	780,598
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 661,924	$ 2,671,607